Fees Summary	Mar. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,496,695,000.00
Previously Paid Amount	0.00
Total Fee Amount	206,693.58
Total Offset Amount	0.00
Net Fee	206,693.58
Narrative - Max Aggregate Offering Price	$ 1,496,695,000.00
Final Prospectus	true